Goodwill and Intangible Assets - Goodwill Allocated to CGUs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	$ 0	$ 0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	5,832,000,000	5,412,000,000	$ 5,183,000,000
SLF Canada, Individual | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,100,000,000	1,100,000,000
SLF Canada, Group retirement services | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	453,000,000	453,000,000
SLF Canada, Group benefits | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,054,000,000	1,054,000,000
SLF US, Employee benefits group | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,083,000,000	1,138,000,000
SLF Asia | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	676,000,000	705,000,000
SLF Asset Management, MFS | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	494,000,000	515,000,000
SLF Asset Management, SLIM | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	787,000,000	260,000,000
Corporate, UK | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 185,000,000	$ 187,000,000
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price-to-earnings multiples used for valuation	10.5
Price-to-assets-under-management multiples used for valuation	0.70%
CGU discount rate	9.00%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price-to-earnings multiples used for valuation	11.5
Price-to-assets-under-management multiples used for valuation	2.00%
CGU discount rate	12.50%
Income approach | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Future sales projection for valuation, in years	10 years
Income approach | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Future sales projection for valuation, in years	15 years